Property, plant and equipment	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Property, plant and equipment
15	Property, plant and equipment

	Land, buildings and improvements	Machinery, equipment and facilities	Railcars and locomotives (ii)	Permanent railways (i)	Construction in progress	Other	Total
Cost
At January 1, 2016	859,957	663,223	4,235,037	3,568,597	824,034	467,090	10,617,938
Additions	—	1,933	23,965	46,010	1,864,015	39,375	1,975,298
Disposals	(3,322)	(1,242)	(823)	(7,409)	(3,698)	(24,970)	(41,464)
Transfers	190,537	58,491	1,012,290	867,658	(1,975,108)	(154,123)	(255)
Business combinations	(3,137)	(5,952)	—	—	—	17	(9,072)
Discontinued operation	(598)	(143)	—	—	(663)	(1,028)	(2,432)

At December 31, 2016	1,043,437	716,310	5,270,469	4,474,856	708,580	326,361	12,540,013
Additions	38	5,911	14,835	3,729	2,171,507	1,296	2,197,316
Disposals	(2,239)	(106,088)	(125,206)	(3,695)	25,350	(10,066)	(221,944)
Transfers	28,859	255,398	935,497	661,226	(1,919,335)	5,249	(33,106)
Business combinations	—	2,867	—	—	—	17,736	20,603

At December 31, 2017	1,070,095	874,398	6,095,595	5,136,116	986,102	340,576	14,502,882

Depreciation
At January 1, 2016	(118,056)	(218,925)	(248,686)	(209,308)	—	(17,076)	(812,051)
Additions	(44,246)	(65,671)	(498,764)	(328,856)	—	(80,483)	(1,018,020)
Disposals	431	127	440	3,048	—	19,391	23,437
Transfers	(94,165)	(3,373)	4,713	(7,112)	—	92,291	(7,646)
Discontinued operation	143	97	—	—	—	475	715

At December 31, 2016	(255,893)	(287,745)	(742,297)	(542,228)	—	14,598	(1,813,565)
Additions	(41,343)	(135,580)	(643,683)	(395,677)	—	(16,700)	(1,232,983)
Disposals	234	93,592	99,753	749	—	5,066	199,394
Transfers	(497)	(14,413)	40,576	(12,621)	—	12,802	25,847

At December 31, 2017	(297,499)	(344,146)	(1,245,651)	(949,777)	—	15,766	(2,821,307)

At December 31, 2016	787,544	428,565	4,528,172	3,932,628	708,580	340,959	10,726,448

At December 31, 2017	772,596	530,252	4,849,944	4,186,339	986,102	356,342	11,681,575

(i)	Leasehold improvements and finance leases included.
(ii)	On December 31, 2017, wagons and locomotives in the amount of R$ 743,203 (R$ 201,678 on December 31, 2016) were placed on bail to guarantee bank loans (Note 17).